Intangible assets - Reconciliation (Details) £ in Millions, $ in Millions			12 Months Ended
	May 31, 2024 GBP (£)	May 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			£ 26,855
Intangible assets and goodwill, end of period			26,211	£ 26,855
Proceeds from sales of intangible assets, classified as investing activities			325	246	£ 36
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			27,546	29,090
Hyperinflation adjustments			11
Exchange adjustments			(67)	(793)
Additions			74	90
Disposals and write-offs			(41)	(52)
Reclassifications			(6)	62
Transfer to assets held for sale			(380)	(851)
Intangible assets and goodwill, end of period			27,137	27,546	29,090
Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(691)
Intangible assets and goodwill, end of period			(926)	(691)
Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(532)	(510)
Hyperinflation adjustments			(2)
Exchange adjustments			2	16
Charge for the period			(99)	(108)
Disposals and write-offs			4	49
Reclassifications				(32)
Transfer to assets held for sale				53
Intangible assets and goodwill, end of period			(627)	(532)	(510)
Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(159)	(144)
Exchange adjustments			(3)	6
Impairment losses			(174)	(186)
Disposals and write-offs			37	3
Reclassifications				(8)
Transfer to assets held for sale				170
Intangible assets and goodwill, end of period			(299)	(159)	(144)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			8,317
Intangible assets and goodwill, end of period			8,202	8,317
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			8,317	8,396
Hyperinflation adjustments			1
Exchange adjustments			17	(82)
Additions				3
Transfer to assets held for sale			(133)
Intangible assets and goodwill, end of period			8,202	8,317	8,396
Indefinite life brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			18,073
Intangible assets and goodwill, end of period			17,623	18,073
Non-cash additions settled through offsetting of liability owed to the entity					174
Indefinite life brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			18,213	19,465
Hyperinflation adjustments			7
Exchange adjustments			(80)	(689)
Additions			8
Reclassifications				(7)
Transfer to assets held for sale			(247)	(556)
Intangible assets and goodwill, end of period			17,901	18,213	19,465
Indefinite life brands | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(140)
Intangible assets and goodwill, end of period			(278)	(140)
Indefinite life brands | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(140)	(132)
Exchange adjustments			(3)	6
Impairment losses			(135)	(184)
Transfer to assets held for sale				170
Intangible assets and goodwill, end of period			(278)	(140)	(132)
Lamisil
Reconciliation of changes in intangible assets and goodwill [abstract]
Proceeds from sales of intangible assets, classified as investing activities				235
Loss on disposal of intangible assets				(10)
ChapStick
Reconciliation of changes in intangible assets and goodwill [abstract]
Proceeds from sales of intangible assets, classified as investing activities	£ 324	$ 410
Loss on disposal of intangible assets	0
ChapStick | Suave Brands Company
Reconciliation of changes in intangible assets and goodwill [abstract]
Agreed value of equity consideration received in exchange for sale of brand	£ 80
Amortised brands, licences and patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			171
Intangible assets and goodwill, end of period			144	171
Amortised brands, licences and patents | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			391	674
Exchange adjustments			(2)	(11)
Additions			4	7
Disposals and write-offs			(1)	(28)
Reclassifications			(2)	44
Transfer to assets held for sale				(295)
Intangible assets and goodwill, end of period			390	391	674
Amortised brands, licences and patents | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(220)
Intangible assets and goodwill, end of period			(246)	(220)
Amortised brands, licences and patents | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(211)	(229)
Exchange adjustments				8
Charge for the period			(24)	(39)
Disposals and write-offs				28
Reclassifications				(32)
Transfer to assets held for sale				53
Intangible assets and goodwill, end of period			(235)	(211)	(229)
Amortised brands, licences and patents | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(9)
Impairment losses			(3)	(1)
Disposals and write-offs			1
Reclassifications				(8)
Intangible assets and goodwill, end of period			(11)	(9)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			211
Intangible assets and goodwill, end of period			181	211
Computer software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			122	133
Intangible assets and goodwill, end of period			84	122	133
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			542	555
Hyperinflation adjustments			3
Exchange adjustments			(3)	(10)
Additions			4	4
Disposals and write-offs			(8)	(24)
Reclassifications			45	17
Intangible assets and goodwill, end of period			583	542	555
Computer software | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(331)
Intangible assets and goodwill, end of period			(402)	(331)
Computer software | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(321)	(281)
Hyperinflation adjustments			(2)
Exchange adjustments			2	8
Charge for the period			(75)	(69)
Disposals and write-offs			4	21
Intangible assets and goodwill, end of period			(392)	(321)	(281)
Computer software | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(10)	(12)
Impairment losses			(4)	(1)
Disposals and write-offs			4	3
Intangible assets and goodwill, end of period			(10)	(10)	£ (12)
Assets under construction
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			83
Intangible assets and goodwill, end of period			61	83
Assets under construction | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			83
Exchange adjustments			1	(1)
Additions			58	76
Disposals and write-offs			(32)
Reclassifications			(49)	8
Intangible assets and goodwill, end of period			61	£ 83
Assets under construction | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses			(32)
Disposals and write-offs			£ 32